Related Party Transactions and Balances - Schedule of Due to Related Parties, Current an Non Current (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Dividends payable(1)
Dividends payable		$ 4,629,034	$ 15,788,003
Other payable(2)
Other payable	[1]	4,714,830	16,017,183
Youshan [Member]
Accounts payable
Accounts payable			101,658
Related Party [Member]
Accounts payable
Accounts payable			101,658
Other payable(2)
Other payable	[1]	85,796	229,180
Healthy Great [Member]
Dividends payable(1)
Dividends payable	[2]	3,081,844	5,008,185
Smartest Star [Member]
Dividends payable(1)
Dividends payable	[2]	1,115,820	1,118,061
Scenery [Member]
Dividends payable(1)
Dividends payable	[2]	431,370	432,236
Mr. Zhu Jian [Member]
Dividends payable(1)
Dividends payable	[2]		6,931,768
Mr. Wang Jun [Member]
Dividends payable(1)
Dividends payable	[2]		1,307,479
Mr. Tang Jing [Member]
Dividends payable(1)
Dividends payable	[2]		990,274
Other Related Party [Member]
Dividends payable(1)
Dividends payable	[2]	4,629,034	15,788,003
Ya Xing [Member]
Other payable(2)
Other payable	[1]	85,796
Mr. Wang Jixiang [Member]
Other payable(2)
Other payable	[1]		$ 229,180

[1]	As of December 31, 2025, the other payables represented service fees which would be repayable in July 2027.
[2]	As of December 31, 2025, the dividend payable due to shareholders were extended to July 2027. The Company recorded the dividends payable as non-current liabilities. For the year ended December 31, 2025, the Company net settled dividends payable of $ 11,069,509 through net-settlement agreements with respective related parties (Note 13 2) above).